Income Taxes - Total Income Taxes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income Taxes
Income tax expense	$ 1,167	€ 970	€ 1,229	€ 935
Income tax recorded in share premium		(4)	(5)	(14)
Income taxes recorded in other comprehensive income that will not be reclassified to profit and loss
Remeasurements on defined benefit pension plans		7	(2)	(2)
Income taxes recorded in other comprehensive income that will be reclassified to profit and loss
Available-for-sale financial assets		(1)	(1)	2
Cash flow hedges		10	(4)	4
Exchange differences		2	25	(16)
Total		984	1,242	€ 909
Additional tax expense if tax authorities were to prevail in ongoing dispute		€ 1,884	€ 1,749